Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 161,226	$ 169,807
Restricted cash		20,000
Accounts receivable, net	105,096	82,393
Prepaid expenses and deposits	1,789,547	90,810
Inventory	10,579	100,647
Total current assets	2,066,448	463,657
Other assets
Property and equipment, net	16,921	22,145
Intangible assets, net	1,422,750	1,673,736
Assets held for sale, net		441,970
Goodwill, net	4,636,212	5,306,205
Total other assets	6,075,883	7,444,056
Total assets	8,142,331	7,907,713
Current liabilities
Accounts payable and accrued liabilities	342,201	578,610
Advances	190,000	215,000
Accrued liabilities - related party	14,437	681,655
Notes payable - related party, net	66,053	172,108
Total current liabilities	612,691	1,647,373
Total liabilities	$ 612,691	$ 1,647,373
Stockholders' equity
Preferred stock, value
Common stock, value	$ 64,297	$ 42,069
Common stock payable	697	108
Additional paid-in capital	26,576,761	21,470,580
Accumulated deficit	(19,112,115)	(15,252,417)
Total stockholders' equity	7,529,640	6,260,340
Total liabilities and stockholders' equity	$ 8,142,331	$ 7,907,713